Taxes (Details) - Schedule of income (loss) before tax - USD ($)	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	[1]	Dec. 31, 2021	Mar. 31, 2021	[1]
Taxes (Details) - Schedule of income (loss) before tax [Line Items]
Income (loss) before tax	$ (7,334,422)	$ (7,334,422)	$ 6,158,824	$ 6,158,824		$ 8,259,375	$ 8,259,375
Japan [Member]
Taxes (Details) - Schedule of income (loss) before tax [Line Items]
Income (loss) before tax	(7,503,560)		5,749,422			9,068,823
Hong Kong [Member]
Taxes (Details) - Schedule of income (loss) before tax [Line Items]
Income (loss) before tax	(59,307)		359,534			$ (809,448)
PRC [Member]
Taxes (Details) - Schedule of income (loss) before tax [Line Items]
Income (loss) before tax	239,733		$ 49,868
Malaysia [Member]
Taxes (Details) - Schedule of income (loss) before tax [Line Items]
Income (loss) before tax	$ (11,288)

[1]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.